Earnings per Share (Details 1 - Textual)	12 Months Ended
Dec. 31, 2021 shares
Earnings per Share
Potential dilutive rights for basic earnings per share	0
Percentage of higher value of dividends distribution to preferred shareholders than common shareholders	10.00%
Percentage of higher allocation of profit per share for preferred shareholders compared to common shareholders	10.00%
Percentage of higher preference in dividend distribution	10.00%